Depreciation Amortization and Impairment by Per Function - Summary of Depreciation and Amortization (Parenthetical) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Asset impairment charge	$ 4,970
Cost of Sales
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Asset impairment charge	1,500
Selling, General and Administrative Expenses
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Asset impairment charge	$ 3,500